Debt Debt Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Remainder of Fiscal Year	$ 19
Long-term Debt and Capital Lease Obligations, Repayments of Principal in Next Twelve Months		$ 16
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	35	17
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	28	18
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	20	19
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	21	3,139
Thereafter	7,774	4,152
Long-term Debt, Gross	$ 7,897	$ 7,361	$ 6,683